Subsequent events	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Subsequent Events
Subsequent events

12. Subsequent Events

For the Company’s unaudited interim condensed consolidated financial statements as of and for the three months ended March 31, 2021, it evaluated subsequent events through April 30, 2021, the date on which those unaudited interim condensed consolidated financial statements were issued, and July 30, 2021, the date the revised unaudited interim condensed financial statements were issued.

Business Combination

On June 30, 2021 (the “Closing Date”), the Company consummated the Business Combination with RACA, pursuant to the terms of the Business Combination Agreement, dated as of March 15, 2021, by and among RACA, Bodhi Merger Sub, Inc. and POINT Biopharma Inc. Pursuant to the Business Combination Agreement, on the Closing Date, (i) Bodhi Merger Sub, Inc. merged with and into POINT Biopharma Inc. (the “Merger”), with Point Biopharma Inc. as the surviving company in the Merger as a wholly-owned subsidiary of RACA and (ii) RACA changed its name to “POINT Biopharma Global Inc.”

In accordance with the terms and subject to the conditions of the Business Combination Agreement, at the effective time of the Merger (the “Effective Time”), (i) each share and vested equity award of POINT Biopharma Inc. outstanding as of immediately prior to the Effective Time was exchanged, at a conversion ratio of approximately 3.59:1, for shares of the common stock, par value $0.0001 per share, of POINT Biopharma Global Inc. (“Common Stock”) or comparable vested equity awards that are exercisable for shares of Common Stock, as applicable, based on an implied POINT Biopharma Inc. vested equity value of $585,000,000; (ii) all unvested equity awards of POINT Biopharma Inc. were exchanged for comparable unvested equity awards that are exercisable for shares of Common Stock, determined based on the same conversion ratio at which the vested equity awards are exchanged for shares of Common Stock; and (iii) each share of Class A common stock, par value $0.0001 per share, of RACA (“Class A Common Stock”) and each share of Class B common stock, par value $0.0001 per share, of RACA (“Class B Common Stock”) that was issued and outstanding immediately prior to the Effective Time became one share of Common Stock following the consummation of the Business Combination.

In addition, concurrently with the execution of the Business Combination Agreement, on March 15, 2021, RACA entered into subscription agreements (the “Subscription Agreements”) with certain investors (the “PIPE Investors”), pursuant to which the PIPE Investors agreed to subscribe for and purchase, and RACA agreed to issue and sell to the PIPE Investors, an aggregate of 16,500,000 shares of Class A Common Stock at a price of $10.00 per share, for aggregate gross proceeds of $165,000,000 (the “PIPE Financing”). The PIPE Financing was consummated concurrently with the closing of the Business Combination.

The Company received net proceeds of approximately $260 million in connection with the Business Combination and related PIPE Financing exclusive of redemptions and transaction costs. The transaction costs of approximately $27 million comprised of investment banker, legal, audit, tax, accounting, consulting, insurance, board retainer fees and listing fees. The Company’ believes the net proceeds received in connection with the Business Combination and related PIPE Financing, together with the Company’s available resources and existing cash and cash equivalents are sufficient to fund planned operations for at least twelve months from the date that these revised unaudited interim condensed consolidated financial statements are issued.

License agreement

On June 30, 2021, the Company entered into a license agreement with the Belgian Nuclear Research Centre (“SCK-CEN”). Under the SCK-CEN Agreement, the Company was granted a worldwide, royalty-bearing, non-exclusive, sublicensable license under SCK-CEN’s patent rights to develop, make, have made, use and import the no-carrier added Lu-177. The Company is obligated to make aggregate milestone payments to SCK-CEN of up to $130,000  (€110,000) upon the achievement of certain technology implementation milestones. The Company is also obligated to make aggregate minimum royalty payments of $8,500,000  (€7,120,000) over the course of 8 years commencing in 2023.

Issuance of stock options

On July 6, 2021, Point Biopharma Global Inc. granted 1,004,959 stock options for the purchase of Point Biopharma Global Inc. common shares, each with an exercise price of $8.47.  25% of the options vest after the 1st year anniversary and the remaining options vesting ratably over the remaining three years.

Repayment of Mortgage

On July 29, 2021, the Mortgage on the manufacturing facility in Indianapolis, Indiana was repaid and the related guarantee was released.

18. Subsequent events

Warrants exercise

On January 28, 2021, all outstanding warrants to purchase common shares of the Company were exercised resulting in the issuance of 800,000 common shares for cash proceeds of $20,000,000.

Stock options exercise

On March 8, 2021, a non-employee consultant of the Company exercised 18,000 stock options resulting in the issuance of 18,000 common shares for cash proceeds of $450,000.

Business Combination

On March 15, 2021, the Company entered into the Business Combination Agreement with RACA and Bodhi Merger Sub, pursuant to which Bodhi Merger Sub will merge with and into the Company with the Company as the surviving entity and wholly-owned subsidiary of RACA. Under the terms of the Business Combination Agreement, shareholders of the Company would be entitled to receive approximately 3.59 common shares of RACA in exchange for each common share of the Company. In connection with the Business Combination, RACA has commitments for PIPE financing of $165 million which will be received in exchange for 16,500,000 Class A common shares of RACA. The PIPE financing is conditioned upon and will close concurrently with the Business Combination. The Business Combination is conditional upon, among other things, approvals by each of RACA’s and the Company’s shareholders. Completion of the Business Combination and PIPE financing are expected to occur during the second quarter of 2021.